Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILLIAM BLAIR FUNDS
Prospectus Date	rr_ProspectusDate	May 01, 2020
William Blair International Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY WILLIAM BLAIR INTERNATIONAL SMALL CAP GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The William Blair International Small Cap Growth Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), issued by foreign small cap companies that the Adviser believes have above-average growth, profitability and quality characteristics. For purposes of the Fund, the Adviser considers a company to be a small cap company if it has a float adjusted market capitalization at the time of purchase of $5 billion or less. Securities of companies whose float adjusted market capitalizations no longer meet this definition of small cap company after purchase may continue to be held in the Fund. The Fund’s investments are normally allocated among at least six different countries and no more than 50% of the Fund’s equity holdings may be invested in securities of issuers in one country at any given time. Normally, the Fund’s investments will be divided among Continental Europe, the United Kingdom, Canada, Japan and the markets of the Pacific Basin. The Fund may invest the greater of 35% of its net assets or twice the emerging markets component of the MSCI All Country World Ex-U.S. Small Cap Index (net) in emerging markets, which include every country in the world except the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and most Western European countries.

In choosing investments, the Adviser performs fundamental company analysis and focuses on stock selection. The Adviser generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.

		The Adviser will vary the Fund’s sector and geographic diversification based upon the Adviser’s ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, the Adviser will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund’s returns will vary, and you could lose money by investing in the Fund. The following is a summary of the principal risks associated with an investment in the Fund.

Equity Funds General.    Because the Fund invests substantially all of its assets in equity securities of foreign small cap companies, the primary risk is that the value of the equity securities it holds might decrease in response to the activities of an individual company or in response to general market, business and economic conditions. If this occurs, the Fund’s share price may also decrease. In addition, there is the risk that individual securities may not perform as expected or a strategy used by the Adviser may fail to produce its intended result.

Market Risk.    The value of the Fund’s investments may go up or down, sometimes rapidly or unpredictably. The value of an investment may decline due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of an investment may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. The value of an investment may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Geopolitical and other events may also disrupt securities markets and adversely affect global economies and markets and thereby decrease the value of the Fund’s investments.

Foreign Investment Risk.    The risks of foreign investments may include less publicly available information, less governmental regulation and supervision of foreign stock exchanges, brokers and issuers, share registration and custody, a lack of uniform accounting, auditing and financial reporting standards, practices and requirements, the possibility of expropriation, seizure or nationalization, confiscatory taxation, limits on repatriation, adverse changes in investment or exchange control regulations, political instability, restrictions on the flow of international capital, imposition of foreign withholding or other taxes, fluctuating currencies, inflation, difficulty in obtaining and enforcing judgments against foreign entities or other adverse political, social or diplomatic developments that could affect the Fund’s investments. Foreign investments may be less liquid and their prices more volatile than the securities of U.S. companies. The Fund is expected to incur operating expenses that are higher than those of mutual funds investing exclusively in U.S. equity securities due to the higher custodial fees associated with foreign securities investments.

Currency Risk.    The value of the Fund’s portfolio may be affected by changes in exchange rates or control regulations. If a local currency gains against the U.S. dollar, the value of the security increases in U.S. dollar terms. If a local currency declines against the U.S. dollar, the value of the security decreases in U.S. dollar terms.

Emerging Markets Risk.    Foreign investment risk is typically magnified in emerging markets, which are the less developed and developing nations.

Geographic Risk.    To the extent that the Fund invests a significant portion of its assets in any one country or geographic region, the Fund will be subject to greater risk of loss or volatility than if the Fund always maintained wide geographic diversity among the countries and geographic regions in which it invests. Investing in any one country or geographic region makes the Fund more vulnerable to the risks of adverse securities markets, exchange rates and social, political, regulatory and economic events in that one country or geographic region.

Small and Micro Cap Company Risk.    Stocks of small and micro cap companies involve greater risk than those of larger, more established companies. This is because small and micro cap companies may be in earlier stages of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Small and micro cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell a security on short notice at a reasonable price. The securities of small and micro cap companies may be more volatile and less liquid than securities of large capitalized companies. For purposes of the Fund, micro cap are companies with market capitalizations of $500 million or less at the time of the Fund’s investment.

Share Ownership Concentration Risk.    To the extent that a significant portion of the Fund’s shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund’s investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Style Risk.    Different investment styles (e.g., growth vs. value, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the growth investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Liquidity Risk.    Investments that trade less frequently can be more difficult or more costly to buy, or to sell, than more liquid or active investments. It may not be possible to sell or otherwise dispose of illiquid securities both at the price and within a time period deemed desirable by the Fund.

Focus Risk.    To the extent that the Fund focuses its investments in particular industries, asset classes or sectors of the economy, any market changes affecting companies in those industries, asset classes or sectors may impact the Fund’s performance.

Operational and Technology Risk.    Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

The Fund is not intended to be a complete investment program. The Fund is designed for long-term investors.

		The Fund involves a high level of risk and may not be appropriate for everyone. You should only consider it for the aggressive portion of your portfolio.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns will vary, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE HISTORY:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. For more recent performance information, go to www.williamblairfunds.com or call 1-800-635-2886.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods indicated compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-635-2886
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.williamblairfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns.
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years for Class N shares.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarterly Return 17.03% (3Q10)	Lowest Quarterly Return (19.10)% (4Q18)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I and Class R6 shares. After-tax returns for Class I and Class R6 shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table below shows returns on a before-tax and after-tax basis for Class N shares and on a before-tax basis for Class I and Class R6 shares. After-tax returns for Class I and Class R6 shares will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return Before Taxes” because the investor is assumed to be able to use the capital loss on the sale of Fund shares to offset other taxable capital gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
William Blair International Small Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
1 Year	rr_ExpenseExampleYear01	$ 151
3 Years	rr_ExpenseExampleYear03	468
5 Years	rr_ExpenseExampleYear05	808
10 Years	rr_ExpenseExampleYear10	$ 1,768
2010	rr_AnnualReturn2010	25.88%
2011	rr_AnnualReturn2011	(12.16%)
2012	rr_AnnualReturn2012	20.73%
2013	rr_AnnualReturn2013	25.80%
2014	rr_AnnualReturn2014	(8.43%)
2015	rr_AnnualReturn2015	9.67%
2016	rr_AnnualReturn2016	(4.60%)
2017	rr_AnnualReturn2017	32.17%
2018	rr_AnnualReturn2018	(24.48%)
2019	rr_AnnualReturn2019	33.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.10%)
1 Year	rr_AverageAnnualReturnYear01	33.81%
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	7.95%
William Blair International Small Cap Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	$ 1,466
1 Year	rr_AverageAnnualReturnYear01	34.22%
5 Years	rr_AverageAnnualReturnYear05	7.23%
10 Years	rr_AverageAnnualReturnYear10	8.28%
William Blair International Small Cap Growth Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution (Rule 12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
1 Year	rr_ExpenseExampleYear01	$ 114
3 Years	rr_ExpenseExampleYear03	356
5 Years	rr_ExpenseExampleYear05	617
10 Years	rr_ExpenseExampleYear10	$ 1,363
1 Year	rr_AverageAnnualReturnYear01	34.32%
5 Years	rr_AverageAnnualReturnYear05	7.31%
10 Years	rr_AverageAnnualReturnYear10	8.43%
William Blair International Small Cap Growth Fund | Return After Taxes on Distributions | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.78%
5 Years	rr_AverageAnnualReturnYear05	5.69%
10 Years	rr_AverageAnnualReturnYear10	6.73%
William Blair International Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.04%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	6.23%
William Blair International Small Cap Growth Fund | MSCI All Country World Ex-U.S. Small Cap Index (net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.42%
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	6.92%